LEASES - Lease liabilities (Details) - BRL (R$) R$ in Thousands	3 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Lessee, Operating Leases, Present Value Of Lease Liabilities [Line Items]
Present value of liabilities	R$ 6,763,902	R$ 6,929,890	R$ 6,972,915
Lands and farms
Lessee, Operating Leases, Present Value Of Lease Liabilities [Line Items]
Average rate - % p.a. (1)	12.62%
Maturity (2)	September/2053
Present value of liabilities	R$ 4,160,512
Machinery and equipment
Lessee, Operating Leases, Present Value Of Lease Liabilities [Line Items]
Average rate - % p.a. (1)	11.65%
Maturity (2)	April/2035
Present value of liabilities	R$ 298,641
Buildings
Lessee, Operating Leases, Present Value Of Lease Liabilities [Line Items]
Average rate - % p.a. (1)	11.27%
Maturity (2)	February/2035
Present value of liabilities	R$ 197,770
Ships and boats
Lessee, Operating Leases, Present Value Of Lease Liabilities [Line Items]
Average rate - % p.a. (1)	11.25%
Maturity (2)	February/2039
Present value of liabilities	R$ 2,088,450
Vehicles
Lessee, Operating Leases, Present Value Of Lease Liabilities [Line Items]
Average rate - % p.a. (1)	11.10%
Maturity (2)	November/2028
Present value of liabilities	R$ 18,529